Other Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Other Plant and Equipment
OIL AND GAS PROPERTIES

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2016	$7,764,037	$(3,611,868)	$4,152,169
Capital expenditures	319,148	—	319,148
Property acquisitions	136,007	—	136,007
Transfers from exploration and evaluation assets (note 6)	20,198	—	20,198
Transfers from other assets (note 8)	5,124	—	5,124
Change in asset retirement obligations (Note 11)	42,808	—	42,808
Divestitures	(105,272)	49,291	(55,981)
Foreign currency translation	(249,723)	68,641	(181,082)
Depletion	—	(480,082)	(480,082)
Balance, December 31, 2017	$7,932,327	$(3,974,018)	$3,958,309
Capital expenditures	485,154	—	485,154
Corporate acquisition (note 4)	1,748,368	—	1,748,368
Property acquisitions	202	—	202
Transfers from exploration and evaluation assets (note 6)	13,866	—	13,866
Change in asset retirement obligations (note 11)	238,662	—	238,662
Divestitures	(15)	—	(15)
Impairment	—	(285,341)	(285,341)
Foreign currency translation	325,969	(110,651)	215,318
Depletion	—	(556,634)	(556,634)
Balance, December 31, 2018	$10,744,533	$(4,926,644)	$5,817,889

For the year ended December 31, 2018, the Company identified indicators of impairment for its Conventional and Eagle Ford CGUs and recorded total impairment expense to oil and gas properties of $285.3 million (2017 - nil). There were no indicators of impairment identified for the remaining CGUs as at December 31, 2018.

At December 31, 2018, indicators of impairment existed for the Conventional CGU due to a sustained decline in Canadian natural gas prices and a reduction in planned capital exploration and development expenditures. The recoverable amount was not sufficient to support the carrying amount of the CGU which resulted in an impairment of $65.0 million recorded as at December 31, 2018. The recoverable amount of the Conventional CGU was based on its VIU which was estimated using a discounted cash flow model based on an independent reserve report approved by the Board of Directors and a range of pre-tax discount rates between 8% and 20%.

At December 31, 2018, indicators of impairment existed for the Eagle Ford CGU due to the expected development plan outlined by the operator which resulted in a decline in the net present value of our proved plus probable reserves. The recoverable amount was not sufficient to support the carrying amount of the CGU which resulted in an impairment of $220.3 million recorded as at December 31, 2018. The recoverable amount of the Eagle Ford CGU was based on its VIU which was estimated using a discounted cash flow model based on an independent reserve report approved by the Board of Directors and a range of pre-tax discount rates between 8% and 20%.

The recoverable amount of each CGU was calculated at December 31, 2018 using the following benchmark reference prices for the years 2019 to 2023 adjusted for commodity differentials specific to the Company.

	2019	2020	2021	2022	2023
WTI crude oil (US$/bbl)	63.00	67.00	70.00	71.40	72.83
LLS crude oil (US$/bbl)	68.40	70.37	71.34	72.76	74.22
Edmonton par (CA$/bbl)	75.27	77.89	82.25	84.79	87.39
NYMEX gas (US$/mmbtu)	3.00	3.25	3.50	3.57	3.64
AECO (CA$/GJ)	1.95	2.44	3.00	3.21	3.30
Exchange rate (CAD/USD)	1.30	1.25	1.25	1.25	1.25

This data is combined with assumptions relating to long-term prices, inflation rates and exchange rates together with estimates of transportation costs and pricing of competing fuels to forecast long-term energy prices, consistent with external sources of information. The prices and costs subsequent to 2023 have been adjusted for inflation at an annual rate of 2.0%.

The following table demonstrates the sensitivity of the estimated recoverable amount of reasonably possible changes in key assumptions inherent in the estimate.

	Increase in discount rate of 1 percent	Decrease in discount rate of 1 percent	Increase in oil price of $2.50/bbl	Decrease in oil price of $2.50/bbl	Increase in gas price of $0.25/mcf	Decrease in gas price of $0.25/mcf
Conventional CGU	$4,501	$(4,673)	$(6,000)	$6,000	$(12,000)	$12,000
Eagle Ford CGU	137,820	(155,562)	(155,559)	155,559	(31,385)	31,385
Impairment increase (decrease)	$142,321	$(160,235)	$(161,559)	$161,559	$(43,385)	$43,385
OTHER PLANT AND EQUIPMENT

	Cost	Accumulated depreciation	Net book value
Balance, December 31, 2016	$67,698	$(51,339)	$16,359
Capital expenditures	329	—	329
Dispositions, net of acquisitions	(255)	—	(255)
Transfers to oil and gas properties (note 7)	(5,124)	—	(5,124)
Foreign currency translation	—	12	12
Depreciation	—	(1,847)	(1,847)
Balance, December 31, 2017	62,648	(53,174)	9,474
Capital expenditures	1,804	—	1,804
Depreciation	—	(2,050)	(2,050)
Balance, December 31, 2018	$64,452	$(55,224)	$9,228